Contributed Surplus - Summary of Contribution surplus (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Contribution surplus [Abstract]
Balance, January 1	$ 658,615	$ 656,832
Share-based compensation	1,558	1,783
Exercise of stock options	(101)
Ending Balance	$ 660,072	$ 658,615